Unaudited Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		10,000,000		10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized		300,000,000		300,000,000
Common stock, shares issued		24,689,283		7,161,654	7,111,123
Common stock, shares outstanding		24,362,444		6,826,352	7,111,123
Patricia Acquisition Corp.
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			50,000,000	50,000,000	50,000,000
Common stock, shares issued			5,000,000	5,000,000	5,000,000
Common stock, shares outstanding			5,000,000	5,000,000	5,000,000
Series Seed Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		0		4,008,079
Preferred stock, shares issued		0		3,091,672
Preferred stock, shares outstanding		0		3,091,672
Series Seed-1 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		0		3,037,227
Preferred stock, shares issued		0		2,440,411
Preferred stock, shares outstanding		0		2,440,411
Series Seed-2 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		0		2,599,497
Preferred stock, shares issued		0		2,088,696
Preferred stock, shares outstanding		0		2,088,696
Series Seed-3 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		0		445,347
Preferred stock, shares issued		0		357,836
Preferred stock, shares outstanding		0		357,836
Previously Reported
Common stock, shares authorized	[1]			21,200,000	21,200,000
Previously Reported | Series Seed Preferred Stock
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]			4,008,079	4,008,079
Preferred stock, shares issued				3,091,672	2,834,033
Preferred stock, shares outstanding				3,091,672	2,834,033
Previously Reported | Series Seed-1 Preferred Stock
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]			3,037,227	3,037,227
Preferred stock, shares issued				2,440,411	2,440,411
Preferred stock, shares outstanding				2,440,411	2,440,411
Previously Reported | Series Seed-2 Preferred Stock
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]			2,599,497	2,599,497
Preferred stock, shares issued				2,088,696	2,088,696
Preferred stock, shares outstanding				2,088,696	2,088,696
Previously Reported | Series Seed-3 Preferred Stock
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]			445,347	445,347
Preferred stock, shares issued				357,836	357,836
Preferred stock, shares outstanding				357,836	357,836

[1]	The authorized shares of preferred and common stock in the consolidated balance sheets above reflect the historical authorized shares of Serve. Upon the Merger, there were 10,000,000 authorized shares of preferred stock and 300,000,000 shares of common stock. Shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 0.8035 as described in Note 3.